Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Payables and Accrued Charges

Payables and accrued charges as at December 31 were comprised of:

	2017	2016	38% Total trade accounts included in payables and accrued changes at December 31, 2017 (unaudited)
Trade accounts	$306	$340
Accrued compensation	98	76
Dividends	84	84
Current portion of asset retirement obligations and accrued environmental costs (Note 18)	72	58
Deferred revenue	51	59
Accrued transaction costs (Note 32)	42	–
Current portion of pension and other post-retirement benefits (Note 26)	35	32
Accrued interest	33	35
Income taxes (Note 8)	16	25
Other payables and other accrued charges	70	63

	$807	$772